Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment analysis
Revenue	$ 4,689	$ 4,055	$ 3,451
Europe
Segment analysis
Revenue	1,963	1,838	1,599
Americas
Segment analysis
Revenue	2,726	2,217	1,852
Europe
Segment analysis
Revenue	1,937	1,825	1,582
Europe | Europe
Segment analysis
Revenue	1,937	1,824	1,581
Europe | Americas
Segment analysis
Revenue		1	1
North America
Segment analysis
Revenue	2,188	1,777	1,502
North America | Europe
Segment analysis
Revenue	10	5	3
North America | Americas
Segment analysis
Revenue	2,178	1,772	1,499
Rest of the world
Segment analysis
Revenue	564	453	367
Rest of the world | Europe
Segment analysis
Revenue	16	9	15
Rest of the world | Americas
Segment analysis
Revenue	548	444	352
Over time
Segment analysis
Revenue	3,747	3,160	2,610
Point in time
Segment analysis
Revenue	$ 942	$ 895	$ 841